The Dow Chemical Company Employees' Savings Plan Statement of Net Assets Available for Benefits - EBP002 [Member] - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 10,324	$ 9,458
EBP, Investment, Excluding Plan Interest in Master Trust, Contract Value	1,095	1,255
EBP, Investment Income, Receivable	16	32
EBP, Note Receivable from Participant	106	106
EBP, Asset	11,541	10,851
EBP, Other Liability	11	21
Employee Benefit Plan, Net Asset Available for Benefit, End of year	$ 11,530	$ 10,830